Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of continuing involvement in derecognised financial assets [line items]
Granted	3,600,000	8,010,000	5,950,000
Stock Options [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Outstanding balance, beginning of year	16,445,000	11,920,000	10,130,000
Granted	3,600,000	8,010,000	5,950,000
Exercised		(1,000,000)
Cancellation for share appreciation rights	(632,500)
Forfeited	(18,750)	(1,965,000)	(245,000)
Expired	(36,250)	(520,000)	(3,915,000)
Outstanding balance, end of year	19,357,500	16,445,000	11,920,000
Outstanding balance, beginning of year Weighted Average Exercise Price	$ 0.08	$ 0.08	$ 0.10
Granted	0.10	0.08	0.06
Exercised		0.08
Cancellation for share appreciation rights	0.06
Forfeited	0.10	0.09	0.11
Expired	0.14	0.10	0.12
Outstanding balance, end of year Weighted Average Exercise Price	0.08	0.08	0.08
Stock Options [Member] | Minimum [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Exercise price range	0.06	0.05	0.05
Stock Options [Member] | Maximum [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Exercise price range	$ 0.10	$ 0.145	$ 0.145